COLUMBIA FUNDS SERIES TRUST I

Columbia Balanced Fund

(the “Fund”)

Supplement dated May 13, 2010 to the Prospectuses

dated January 1, 2010, as supplemented

Effective as of the date of this supplement, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is deleted in its entirety and replaced with the following disclosure:

Leonard A. Aplet, CFA

Co-manager. Service with the Fund since 1991.

Portfolio manager of Columbia Management Investment Advisers, LLC (the Advisor). From 1987 until joining the Advisor in May 2010, Mr. Aplet was associated with Columbia Management Advisors, LLC, the Fund’s previous investment advisor, or its predecessors as an investment professional.

Brian Lavin, CFA Co-manager. Service with the Fund since 2010. Portfolio manager of the Advisor; associated with the Advisor as an investment professional since 1994.

Guy W. Pope, CFA

Co-manager. Service with the Fund since 1997.

Portfolio manager of the Advisor. From 1993 until joining the Advisor in May 2010, Mr. Pope was associated with Columbia Management Advisors, LLC, the Fund’s previous investment advisor, or its predecessors as an investment professional.

Ronald B. Stahl

Co-manager. Service with the Fund since 2005.

Portfolio manager of the Advisor. From 1998 until joining the Advisor in May 2010, Mr. Stahl was associated with Columbia Management Advisors, LLC, the Fund’s previous investment advisor, or its predecessors as an investment professional.

Shareholders should retain this Supplement for future reference.

INT-47/52013-0510

COLUMBIA FUNDS SERIES TRUST I

Columbia High Yield Opportunity Fund

(the “Fund”)

Supplement dated May 13, 2010 to the Prospectuses

dated October 1, 2009, as supplemented

Effective as of the date of this supplement, the section of the Prospectuses entitled “Management of the Fund – Portfolio Manager” is deleted in its entirety and replaced with the following disclosure:

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Brian Lavin, CFA

Co-manager. Service with the Fund since 2010.

Portfolio manager of Columbia Management Investment Advisers, LLC (the Advisor); associated with the Advisor as an investment professional since 1994.

Jennifer Ponce de Leon Co-manager. Service with the Fund since 2010. Portfolio manager of the Advisor; associated with the Advisor as an investment professional since 1997.

Shareholders should retain this Supplement for future reference.

INT-47/52125-0510

COLUMBIA FUNDS SERIES TRUST I

Columbia Strategic Income Fund

(the “Fund”)

Supplement dated May 13, 2010 to the Prospectuses

dated October 1, 2009, as supplemented

Effective as of the date of this supplement, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is deleted in its entirety and replaced with the following disclosure:

Laura A. Ostrander

Lead Manager. Service with the Fund since 2000.

Portfolio manager of Columbia Management Investment Advisers, LLC (the Advisor). From 1996 until joining the Advisor in May 2010, Ms. Ostrander was associated with Columbia Management Advisors, LLC, the Fund’s previous investment advisor, or its predecessors as an investment professional.

Brian Lavin, CFA Co-manager. Service with the Fund since 2010. Portfolio manager of the Advisor; associated with the Advisor as an investment professional since 1994.
Colin J. Lundgren, CFA Co-manager. Service with the Fund since 2010. Portfolio manager of the Advisor; associated with the Advisor since 1989 and as a portfolio manager since 1995.
Gene R. Tannuzzo, CFA Co-manager. Service with the Fund since 2010. Portfolio manager of the Advisor; associated with the Advisor as an investment professional since 2003.

Shareholders should retain this Supplement for future reference.

INT-47/51963-0510

COLUMBIA FUNDS SERIES TRUST I

Columbia Intermediate Bond Fund

(the “Fund”)

Supplement dated May 13, 2010 to the Prospectuses

dated August 1, 2009, as supplemented

Effective as of the date of this supplement, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is deleted in its entirety and replaced with the following disclosure:

Carl W. Pappo, CFA

Lead Manager. Service with the Fund since 2005.

Portfolio manager of Columbia Management Investment Advisers, LLC (the Advisor). From 1993 until joining the Advisor in May 2010, Mr. Pappo was associated with Columbia Management Advisors, LLC, the Fund’s previous investment advisor, or its predecessors as an investment professional.

Brian Lavin, CFA Co-manager. Service with the Fund since 2010. Portfolio manager of the Advisor; associated with the Advisor as an investment professional since 1994.

Alexander D. Powers

Co-manager. Service with the Fund since 2010.

Portfolio manager of the Advisor. From 1996 until joining the Advisor in May 2010, Mr. Powers was associated with Columbia Management Advisors, LLC, the Fund’s previous investment advisor, or its predecessors as an investment professional.

Michael Zazzarino

Co-manager. Service with the Funds since 2010.

Portfolio manager of the Advisor. From March 2005 until joining the Advisor in May 2010, Mr. Zazzarino was associated with Columbia Management Advisors, LLC, the Fund’s previous investment advisor, or its predecessors as an investment professional.

Shareholders should retain this Supplement for future reference.

INT-47/51965-0510

COLUMBIA FUNDS SERIES TRUST I

Columbia Income Fund

(the “Fund”)

Supplement dated May 13, 2010 to the Prospectuses

dated August 1, 2009, as supplemented

Effective as of the date of this supplement, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is deleted in its entirety and replaced with the following disclosure:

Carl W. Pappo, CFA

Lead Manager. Service with the Fund since 2005.

Portfolio manager of Columbia Management Investment Advisers, LLC (the Advisor). From 1993 until joining the Advisor in May 2010, Mr. Pappo was associated with Columbia Management Advisors, LLC, the Fund’s previous investment advisor, or its predecessors as an investment professional.

Brian Lavin, CFA Co-manager. Service with the Fund since 2010. Portfolio manager of the Advisor; associated with the Advisor as an investment professional since 1994.

Shareholders should retain this Supplement for future reference.

INT-47/52014-0510